FAIR VALUE ACCOUNTING - Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	$ 31	$ 25
Settlements	(18)	(11)
Revaluation	10	4
Valuation		13
Balance at end of period, assets	23	31
Summary of changes in Level 3 financial liabilities
Balance at beginning of period, liabilities	187	129
Settlements	(12)	(11)
Revaluation	68	69
Balance at end of period, liabilities	243	187
Holt Royalty obligation
Summary of changes in Level 3 financial liabilities
Balance at beginning of period, liabilities	187	129
Settlements	(12)	(11)
Revaluation	68	69
Balance at end of period, liabilities	243	187
Batu Hijau Contingent Consideration
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	13
Revaluation	10
Valuation		13
Balance at end of period, assets	23	13
Marketable debt securities | Auction rate securities
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	0	7
Settlements	0	(8)
Revaluation		1
Balance at end of period, assets	0	0
Marketable debt securities | Asset-backed commercial paper
Summary of changes in Level 3 financial assets
Balance at beginning of period, assets	18	18
Settlements	(18)	(3)
Revaluation		3
Balance at end of period, assets	$ 0	$ 18